Commitments and Contingencies (Operating Lease Rental Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 57	$ 21	$ 17